REVENUE - Schedule of Information about Contract Assets from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Asset and Liability [Abstract]
Contract assets, beginning of period	$ 3,902	$ 8,755	$ 8,755	$ 0
Additions	13,877	18,077	18,077	26,403
Transfers out	(425)	(22,930)	(22,930)	(17,648)
Contract assets, end of period	$ 17,354	$ 3,902	$ 3,902	$ 8,755